Property, Plant, and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of property, plant and equipment [Abstract]
Laboratory equipment	$ 329	$ 336	$ 364
Less: accumulated depreciation	(323)	(328)	(343)
Total	$ 6	$ 8	$ 21